Derivative financial instruments - Summary of tenor of nominal amount of hedges (Details) - Fair value hedges $ in Millions	Dec. 31, 2018 USD ($)
Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	$ 24,513
Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	16,580
Within one year | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	2,694
Within one year | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0
1-2 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	2,324
1-2 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	1,245
2-3 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	2,597
2-3 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	1,167
3-4 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	4,923
3-4 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	707
4 to 5 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	1,700
4 to 5 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	2,921
5-10 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	10,275
5-10 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	10,254
Over 10 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0
Over 10 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	$ 286